Other Current Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Other Current Receivables [Abstract]
Governmental institutes	$ 251	$ 72
Prepaid expenses	194	32
Other receivables	37
Other Current Receivables	$ 482	$ 104